UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Money Market Fund

Annual Report
3.31.13

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2012 with the same investment held until March 31, 2013.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,000.00	$1.65

Class B	1,000.00	1,000.00	1.65

Class C	1,000.00	1,000.00	1.65

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Money Market Fund	5

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2012, with the same investment held until March 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 10-1-12	on 3-31-13	period ended 3-31-13[1]

Class A	$1,000.00	$1,023.30	$1.66

Class B	1,000.00	1,023.30	1.66

Class C	1,000.00	1,023.30	1.66

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.33%, 0.33% and 0.33% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6	Money Market Fund | Annual report

Portfolio summary

Maturity composition

Maturity (days)	As a percentage of net assets on 3-31-13

0 – 30	49.7%

31 – 60	22.3%

61 – 90	9.1%

Over 90	18.9%

Average maturity: 56 days

1 As a percentage of net assets on 3-31-13.

Annual report | Money Market Fund	7

Fund’s investments

As of 3-31-13

	Maturity Date	Yield* (%)	Par value	Value
Asset Backed Securities 0.2%				$590,387

(Cost $590,387)

Mercedes-Benz Auto Receivables Trust	9-16-13	0.230	$590,387	590,387

Commercial Paper 42.9%			$156,234,380

(Cost $156,234,380)

Bank of Nova Scotia	4-3-13	0.070	13,000,000	12,999,949

Bank of Tokyo-Mitsubishi UFJ, Ltd.	4-3-13	0.120	18,000,000	17,999,880

BHP Billiton Finance USA, Ltd.	4-4-13	0.120	14,000,000	13,999,860

BMW US Capital LLC	4-4-13	0.120	5,000,000	4,999,950

Chariot Funding LLC	4-1-13 to 7-24-13	0.270 to 0.300	7,000,000	6,997,435

Deutsche Bank Financial LLC	8-2-13 to 11-29-13	0.540 to 0.600	18,000,000	17,945,816

Electricite de France SA	1-10-14 to 1-15-14	0.550 to 0.800	12,500,000	12,426,612

Henkel Corporation	4-1-13	0.120	8,000,000	8,000,000

Nestle Capital Corp.	4-1-13 to 8-27-13	0.010 to 0.330	18,000,000	17,993,217

Novartis Finance Corp.	4-1-13	0.100	18,000,000	18,000,000

Rabobank USA Financial Corp.	5-31-13 to 7-10-13	0.260 to 0.300	6,883,000	6,879,140

Thunder Bay Funding LLC	9-23-13	0.250	6,000,000	5,992,708

Wal-Mart Stores, Inc.	4-8-13	0.080	12,000,000	11,999,813

Corporate Interest-Bearing Obligations 38.1%			$138,891,906

(Cost $138,891,906)

American Honda Finance Corp. (P)(S)	11-8-13 to 12-5-13	0.304 to 0.323	3,500,000	3,500,000

ANZ International, Ltd. (S)	7-19-13	6.200	7,500,000	7,625,547

Australia & New Zealand Banking
Group Ltd. (P)(S)	1-10-14	1.045	2,100,000	2,111,848

BHP Billiton Finance USA, Ltd.	4-1-14	5.500	3,850,000	4,046,435

Caterpillar Financial Services Corp.	4-1-14	1.650	1,200,000	1,215,324

Caterpillar, Inc. (P)	5-21-13	0.459	12,400,000	12,406,308

Credit Suisse New York	5-15-13 to 1-14-14	2.200 to 5.000	18,563,000	18,678,609

General Electric Capital Corp. (P)	5-8-13 to 4-7-14	0.443 to 0.935	14,500,000	14,511,718

General Electric Capital Corp.	5-1-13	4.800	1,340,000	1,344,484

John Deere Capital Corp. (P)	10-4-13	0.683	4,505,000	4,515,599

JPMorgan Chase & Company (P)	9-30-13 to 1-24-14	1.034 to 1.102	13,768,000	13,833,347

JPMorgan Chase & Company	5-1-13	4.750	3,583,000	3,595,973

National Rural Utilities Cooperative
Finance Corp. (P)	8-9-13 to 4-4-14	0.381 to 0.533	11,300,000	11,301,172

National Rural Utilities Cooperative
Finance Corp.	7-1-13	5.500	3,178,000	3,218,903

8	Money Market Fund | Annual report	See notes to financial statements

	Maturity Date	Yield* (%)	Par value	Value
PepsiCo, Inc. (P)	5-10-13	0.372	$7,040,000	$7,041,864

Toyota Motor Credit Corp. (P)	4-19-13	0.402	10,000,000	10,000,000

U.S. Bancorp	9-13-13	1.375	3,500,000	3,513,942

Wachovia Corp. (P)	5-1-13	2.069	8,600,000	8,612,364

Westpac Banking Corp. (S)	11-1-13	0.370	3,000,000	3,000,564

Westpac Banking Corp. (P)	12-9-13	1.011	2,289,000	2,300,734

Westpac Banking Corp. (P)(S)	3-31-14	1.014	2,500,000	2,517,171

U.S. Government Agency Obligations 7.9%				$28,763,810

(Cost $28,763,810)

Federal Farm Credit Bank (P)	6-11-13 to 2-19-15	0.190 to 0.390	16,505,000	16,511,000

Federal Home Loan Bank (P)	11-25-13	0.230	5,040,000	5,041,327

Federal National Mortgage Association (P)	6-23-14	0.360	7,200,000	7,211,483

U.S. Government 4.9%				$17,999,942

(Cost $17,999,942)

U.S. Treasury Bill	4-4-13	0.039	18,000,000	17,999,942

Certificate of Deposit 2.5%				$9,000,000

(Cost $9,000,000)

Canadian Imperial Bank of Commerce (P)	3-21-14	0.335	6,000,000	6,000,000

Wells Fargo Bank NA (P)	3-7-14	0.253	3,000,000	3,000,000

			Par value	Value
Repurchase Agreement 4.5%				$16,530,000

(Cost $16,530,000)

Barclays Tri-Party Repurchase Agreement dated 3-28-13 at 0.150%
to be repurchased at $16,430,274 on 4-1-13, collateralized by
$16,625,100 U.S. Treasury Notes, 0.750% due 6-30-17 (valued at
$16,785,973, including interest)		$16,430,000		16,430,000

Repurchase Agreement with State Street Corp. dated 3-28-13 at
0.010% to be repurchased at $100,000 on 4-1-13, collateralized by $105,000 U.S. Treasury Notes, 0.250% due 9-15-15 (valued at
$104,869, including interest)			100,000	100,000

Total investments (Cost $368,010,425)† 101.0%			$368,010,425

Other assets and liabilities, net (1.0%)				($3,495,833)

Total net assets 100.0%			$364,514,592

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. Maturity date represents the final legal maturity date on the security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $368,010,425.

See notes to financial statements	Annual report | Money Market Fund	9

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-13

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments, at value (Cost $368,010,425)	$368,010,425
Cash	97,655
Receivable for fund shares sold	1,321,229
Interest receivable	699,287
Receivable due from advisor	40,176
Other receivables and prepaid expenses	59,177

Total assets	370,227,949

Liabilities

Federal taxes payable	89,035
Payable for investments purchased	3,317,224
Payable for fund shares repurchased	2,128,663
Payable to affiliates
Accounting and legal services fees	5,806
Transfer agent fees	52,390
Distribution and service fees	14,945
Trustees’ fees	25,797
Other liabilities and accrued expenses	79,497

Total liabilities	5,713,357

Net assets	364,514,592

Net assets consist of

Paid-in capital	$364,527,233
Accumulated distributions in excess of net investment income	(12,641)

Net assets	$364,514,592

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($334,726,074 ÷ 334,726,074 shares)	$1.00
Class B ($12,882,764 ÷ 12,882,764 shares)[1]	$1.00
Class C ($16,905,754 ÷ 16,905,754 shares)[1]	$1.00

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

10	Money Market Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-13

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,426,249

Expenses

Investment management fees	1,963,777
Distribution and service fees	1,242,464
Accounting and legal services fees	72,888
Transfer agent fees	742,254
Trustees’ fees	24,873
State registration fees	97,253
Printing and postage	36,791
Professional fees	79,564
Custodian fees	48,564
Registration and filing fees	23,028
Other	23,874

Total expenses	4,355,330
Less expense reductions	(2,929,081)

Net expenses	1,426,249

Net investment income	—

Realized gain (loss)

Net realized gain (loss) on investments	—

Increase in net assets from operations	—

See notes to financial statements	Annual report | Money Market Fund	11

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-13	3-31-12
Increase (decrease) in net assets

From operations

Net investment income	—	—
Net realized gain (loss)	—	—

Increase in net assets resulting from operations	—	—

Contribution from advisor, net of federal income taxes	$173,757	—

From Fund share transactions	(76,315,081)	21,204,958

Total increase (decrease)	(76,141,324)	21,204,958

Net assets

Beginning of year	440,655,916	419,450,958

End of year	$364,514,592	$440,655,916

Accumulated distributions in excess of net investment income	($12,641)	($25,573)

12	Money Market Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	—	—	—	—[2]	0.012
Net realized and unrealized gain on investments	—	—	—[2]	—	—
Total from investment operations	—	—	—[2]	—[2]	0.012
Less distributions
From net investment income	—	—	—	—[2]	(0.012)
From realized gain	—	—	—[2]	—	—
Total distributions	—	—	—[2]	—[2]	(0.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3]	0.00[4]	0.00[4]	0.01[4]	0.01[4]	1.16

Ratios and supplemental data

Net assets, end of period (in millions)	$335	$401	$381	$360	$396
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.04	1.04	1.16	1.10
Expenses net of fee waivers	0.36[4]	0.32[4]	0.30[4]	0.59[4]	0.89
Expenses net of fee waivers and credits	0.36[4]	0.32[4]	0.30[4]	0.58[4]	0.89
Net investment income	—[4]	—[4]	—[4]	0.01[4]	1.05

1 Based on the average daily shares outstanding.
2 Less than $0.0005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

CLASS B SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	—	—	—	—	0.006
Net realized and unrealized gain on investments	—	—	—[2]	—	—
Total from investment operations	—	—	—[2]	—	0.006
Less distributions
From net investment income	—	—	—	—	(0.006)
From realized gain	—	—	—[2]	—	—
Total distributions	—	—	—[2]	—	(0.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3]	0.00[4]	0.00[4]	0.01[4]	0.00[4]	0.56

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$17	$19	$27	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	1.79	1.78	1.92	1.85
Expenses net of fee waivers	0.36[4]	0.31[4]	0.30[4]	0.63[4]	1.45
Expenses net of fee waivers and credits	0.36[4]	0.31[4]	0.30[4]	0.62[4]	1.45
Net investment income	—[4]	—[4]	—[4]	—[4]	0.48

1 Based on the average daily shares outstanding.
2 Less than $0.0005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

See notes to financial statements	Annual report | Money Market Fund	13

CLASS C SHARES Period ended	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[1]	—	—	—	—[2]	0.006
Net realized and unrealized gain on investments	—	—	—[2]	—	—
Total from investment operations	—	—	—[2]	—[2]	0.006
Less distributions
From net investment income	—	—	—	—[2]	(0.006)
From realized gain	—	—	—[2]	—	—
Total distributions	—	—	—[2]	—[2]	(0.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[3]	0.00[4]	0.00[4]	0.01[4]	0.01[4]	0.56

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$23	$19	$33	$47
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	1.79	1.78	1.93	1.86
Expenses net of fee waivers	0.36[4]	0.32[4]	0.30[4]	0.61[4]	1.44
Expenses net of fee waivers and credits	0.36[4]	0.32[4]	0.30[4]	0.60[4]	1.44
Net investment income	—[4]	—[4]	—[4]	0.02[4]	0.41

1 Based on the average daily shares outstanding.
2 Less than $0.0005 per share.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.

14	Money Market Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Money Market Fund (the Fund) is a series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund intends to maintain a stable $1.00 share price. Although the Fund seeks to maintain a stable $1.00 share price, the value of the Fund’s shares could go down in price, meaning that you could lose money by investing in the Fund.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are generally offered to all investors; however, Class B and Class C shares are closed to new investors. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Annual report | Money Market Fund	15

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a tri-party custodian bank in a segregated account for the benefit of the Fund.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended March 31, 2013 were $1,384. For the year ended March 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code.

As of March 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends from net investment income daily, and pays monthly, as long as class income exceeds class expenses on each day. If daily dividends are not paid, then the Fund will resume paying dividends on that class

16	Money Market Fund | Annual report

only when, on a future date, the accumulated net investment income of the class is positive. Capital gains, if any, are distributed at least annually.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The Fund had no material book-tax differences at March 31, 2013.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.425% of the next $250,000,000; (c) 0.375% of the next $250,000,000; (d) 0.350% of the next $500,000,000; (e) 0.325% of the next $500,000,000; (f) 0.300% of the next $500,000,000; and (g) 0.275% of the Fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to limit the maximum annual rate of management fee to 0.40% of the Fund’s average daily net assets until at least July 31, 2013, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Accordingly, these expense reductions amounted to $392,756 for the year ended March 31, 2013. In addition, the Advisor and its affiliates have voluntarily agreed to waive a portion of their fees and/or reimburse certain expenses to the extent necessary to assist the Fund in attempting to avoid a negative yield in the amount of $1,293,861 for the year ended March 31, 2013. There is no guarantee that the Fund will avoid a negative yield. Voluntary waivers and/or reimbursements may be amended or terminated at any time by the Advisor.

The investment management fees, including the impact of the waivers and expense reimbursements described above, incurred for the year ended March 31, 2013 were equivalent to the net annual effective rate of 0.07% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Annual report | Money Market Fund	17

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to limit the distribution fee on Class A shares, so that such fees will not exceed 0.15% of Class A shares’ average daily net assets until at least July 31, 2013, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time. Reimbursements related to this contractual waiver amounted to $358,012 for the year ended March 31, 2013. In addition, the Distributor has voluntarily agreed to waive distribution expenses on Class A, Class B and Class C shares amounting to $537,018, $144,364 and $203,070, respectively, for the year ended March 31, 2013 in attempting to avoid a negative yield. There is no guarantee that the Fund will avoid a negative yield. The voluntary waivers and/or reimbursements may be amended or terminated at any time by the Distributor.

Sales charges. Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2013, CDSCs received by the Distributor amounted to $40,797 and $3,600 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

18	Money Market Fund | Annual report

Class level expenses. Class level expenses for the year ended March 31, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$895,030	$676,566
Class B	144,364	27,274
Class C	203,070	38,414
Total	$1,242,464	$742,254

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2013 and March 31, 2012 were as follows:

		Year ended 3-31-13		Year ended 3-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	231,668,021	$231,668,021	317,942,325	$317,942,325
Repurchased	(298,578,983)	(298,579,939)	(297,840,080)	(297,840,080)

Net increase (decrease)	(66,910,962)	($66,911,918)	20,102,245	$20,102,245

Class B shares

Sold	5,263,845	$5,263,845	11,779,534	$11,779,534
Repurchased	(9,021,438)	(9,021,440)	(13,932,515)	(13,932,515)

Net decrease	(3,757,593)	($3,757,595)	(2,152,981)	($2,152,981)

Class C shares

Sold	12,929,214	$12,929,214	39,460,902	$39,460,902
Repurchased	(18,574,782)	(18,574,782)	(36,205,208)	(36,205,208)

Net increase (decrease)	(5,645,568)	($5,645,568)	3,255,694	$3,255,694

Net increase (decrease)	(76,314,123)	($76,315,081)	21,204,958	$21,204,958

On March 27, 2013, the Advisor made a voluntary payment to the Fund of $262,792 to offset primarily nondeductible expenditures incurred in connection with previous mergers of other registered investment companies into the Fund. This payment, which is fully taxable as a current short-term capital gain, reflects a “gross up” for federal income taxes of $89,035.

Annual report | Money Market Fund	19

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Current Interest and Shareholders of
John Hancock Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Money Market Fund (the “Fund”) at March 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2013

20	Money Market Fund | Annual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Current Interest and its sole series, John Hancock Money Market Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Current Interest.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	239,984,953.11	2,204,351.04
Peter S. Burgess	239,963,402.19	2,225,901.96
William H. Cunningham	239,585,570.91	2,603,733.24
Grace K. Fey	239,590,446.08	2,598,858.07
Theron S. Hoffman	239,958,527.02	2,230,777.12
Deborah C. Jackson	239,590,446.08	2,598,858.07
Hassell H. McClellan	239,621,820.97	2,567,483.18
James M. Oates	239,953,454.18	2,235,849.97
Steven R. Pruchansky	239,948,835.46	2,240,468.69
Gregory A. Russo	239,926,894.70	2,262,409.45
Non-Independent Trustees
James R. Boyle	239,960,795.66	2,228,508.49
Craig Bromley	239,931,903.26	2,257,400.89
Warren A. Thomson	239,960,795.66	2,228,508.49

Annual report | Money Market Fund	21

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

22	Money Market Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Money Market Fund	23

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada
(2001–2013, including prior positions); Director and Chairman, Manulife Asset Management (since
2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

24	Money Market Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

Annual report | Money Market Fund	25

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

26	Money Market Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Money Market Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	44A 3/13
MF138212	5/13

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $27,034 for the fiscal year ended March 31, 2013 for John Hancock Money Market Fund and $26,266 for the fiscal year ended March 31, 2012 for John Hancock Money Market Fund. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant amounted to $738 for the fiscal year ended March 31, 2013 and $746 for the fiscal year ended March 31, 2012. Amounts billed to control affiliates were $99,637 and $96,255 for the fiscal years ended March 31, 2013 and 2012, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to $1,738 for the fiscal year ended March 31, 2013 and $1,687 for the fiscal year ended March 31, 2012. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant amounted to $167 for the fiscal year ended March 31, 2013 and $395 for the fiscal year ended March 31, 2012 and were billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended March 31, 2013, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $2,705,127 for the fiscal year ended March 31, 2013 and $3,100,396 for the fiscal year ended March 31, 2012.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	May 22, 2013

By:	/s/ Charles A. Rizzo
------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	May 22, 2013